Share-based payments - General (Details)			1 Months Ended		12 Months Ended
	Feb. 26, 2013	Feb. 23, 2012	Nov. 30, 2017 EquityInstruments item	Dec. 31, 2015 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 plan shares	Feb. 25, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of share option plans | plan					2
Number of shares per option					1
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus percentage				1.00%
Maximum bonus amount | $				$ 500,000
Minimum strategic investment amount | $				$ 25,000,000
Ordinary Shares | Non Employee Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | EquityInstruments			2,500
Restricted Stock Units | Three company directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | EquityInstruments			5,504
Number of equal installments for vesting | item			2
Vesting period			2 years
Number of directors that received additional grants | item			3
Restricted Stock Units | Non Employee Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | EquityInstruments			2,500
Share option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for issuance					1,309,121
Number of shares granted and outstanding					1,022,830
Expiration period	5 years	10 years				6 years
Share option plans | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | EquityInstruments				600,000
Number of options that vest on the grant date				300,000
Number of options that vest and become exercisable subject to market conditions				300,000
Share option plans | CEO | Share price exceeds $22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options that vest and become exercisable subject to market conditions				150,000
Price per share | $ / shares				$ 22
Share option plans | CEO | Share price exceeds $27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options that vest and become exercisable subject to market conditions				150,000
Price per share | $ / shares				$ 27
2007 option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage, one year after grant date					25.00%
Vesting period					4 years
2010 option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage, one year after grant date					33.30%
Vesting period					3 years
2010 option plan | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments approved for future grant in the event of strategic investment				100,000